Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,203	£ 1,188	£ 1,252
Social security costs	113	100	107
Share-based payment costs	39	42	37
Retirement benefits - defined contribution plans	41	41	45
Retirement benefits - defined benefit plans	27	40	26
Total	£ 1,423	£ 1,411	£ 1,467